As filed with the Securities and Exchange Commission on March 14, 2008
Registration No. 2-28174
Investment Company Act File No. 811-01597

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___ / /

Post-Effective Amendment No. 86 /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

AMENDMENT NO. ______ /X/

STEWARD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100, Houston, TX 77057
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (713) 260-9000

David J. Harris, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  / / immediately upon filing pursuant to paragraph (b).
  /x/ on March 31, 2008 pursuant to paragraph (b).
  / / 60 days after filing pursuant to paragraph (a)(i).
  / / on (date) pursuant to paragraph (a)(i).
  / / 75 days after filing pursuant to paragraph (a)(ii).
  / / on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 86 to the registration statement of Steward Funds, Inc. (the "Fund") incorporates by reference the Prospectuses and Statements of Additional Information that are contained in the Fund's Post-Effective Amendment No. 85, which was filed with the Securities and Exchange Commission on January 14, 2008. This Post-Effective Amendment No. 86 is filed to extend the effective date of the Post-Effective Amendment No. 85 to March 31, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 86 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 14th day of March, 2008.

STEWARD FUNDS, INC.
Registrant
By:	/s/EDWARD L. JAROSKI
Edward L. Jaroski, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ EDWARD L. JAROSKI Edward L. Jaroski	President, Chairman of the Board & Director (Principal Executive Officer)	March 14, 2008

/s/ RICHARD NUNN Richard Nunn	Senior Vice President, Secretary, Principal Financial & Accounting Officer and Chief Compliance Officer	March 14, 2008

/s/ CARLA HOMER Carla Homer	Treasurer	March 14, 2008

JAMES F. LEARY* James F. Leary	Director	March 14, 2008

JOHN R. PARKER* John R. Parker	Director	March 14, 2008

LEONARD B. MELLEY, JR.* Leonard B. Melley, Jr.	Director	March 14, 2008

JOHN M. BRIGGS*	Director	March 14, 2008
John M. Briggs

*By:	/s/EDWARD L. JAROSKI
Edward L. Jaroski, Attorney-In-Fact

_______

*    Pursuant to Power of Attorney filed herewith.